Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule Of Unrecognized Tax Benefits Roll Forward

	Years Ended December 31,
	2012	2011
Balance at beginning of year	$1,150	$491
Addition of CPA®:14 unrecognized tax benefit prior to Merger	-	409
Additions based on tax positions related to the current year	374	241
Additions for tax positions of prior years	-	95
Reductions for tax positions of prior years	-	(8)
Reductions for expiration of statute of limitations	(191)	(78)
Balance at end of year	$1,333	$1,150